Stockholders' Equity (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended					1 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended							3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended				1 Months Ended
	Feb. 27, 2012	Nov. 30, 2013	Nov. 30, 2012	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011	Feb. 27, 2012 Convertible Notes [Member]	Feb. 27, 2012 Series F Convertible Preferred Stock Warrants [Member]	Sep. 30, 2007 Series F Convertible Preferred Stock Warrants [Member]	Aug. 31, 2011 Non-Modified F Warrants [Member]	Aug. 31, 2011 Modified F Warrants [Member]	Feb. 27, 2012 Series G Convertible Preferred Stock Warrants [Member]	Jun. 30, 2010 Series G Convertible Preferred Stock Warrants [Member]	Jun. 30, 2011 Noble Agreement Warrants [Member]	May 31, 2006 Noble Agreement Warrants [Member]	Nov. 30, 2013 Noble Agreement Warrants [Member]	Aug. 31, 2013 Noble Agreement Warrants [Member]	Jun. 30, 2011 Noble Agreement Warrants [Member] Period 1 [Member]	May 31, 2006 Noble Agreement Warrants [Member] Period 1 [Member]	Jun. 30, 2011 Noble Agreement Warrants [Member] Period 2 [Member]	May 31, 2006 Noble Agreement Warrants [Member] Period 2 [Member]	May 31, 2006 Noble Agreement Warrants [Member] Period 3 [Member]	May 31, 2006 Noble Agreement Warrants [Member] Period 4 [Member]	Aug. 31, 2007 Texas A and M University System Agreement Warrants [Member] Sponsored Research and Intellectual Property Rights Agreement [Member]	Nov. 30, 2013 Texas A and M University System Agreement Warrants [Member] Sponsored Research and Intellectual Property Rights Agreement [Member]	Aug. 31, 2013 Texas A and M University System Agreement Warrants [Member] Sponsored Research and Intellectual Property Rights Agreement [Member]	Dec. 31, 2011 Texas A and M University System Agreement Warrants [Member] Ip Rights Agreement [Member]	Nov. 30, 2013 Texas A and M University System Agreement Warrants [Member] Ip Rights Agreement [Member]	Aug. 31, 2013 Texas A and M University System Agreement Warrants [Member] Ip Rights Agreement [Member]	Feb. 27, 2012 Convertible Preferred Stock [Member]	Feb. 27, 2012 Series E Preferred Stock [Member] Borrowing and Loan Agreements Warrants [Member]	Jul. 31, 2004 Series E Preferred Stock [Member] Borrowing and Loan Agreements Warrants [Member]	Feb. 27, 2012 Series E Preferred Stock [Member] Borrowing and Loan Agreements Warrants [Member] Minimum [Member]	Feb. 27, 2012 Series E Preferred Stock [Member] Borrowing and Loan Agreements Warrants [Member] Maximum [Member]	Feb. 27, 2012 Series F Preferred Stock [Member] Borrowing and Loan Agreements Warrants [Member]	Feb. 28, 2010 Series F Preferred Stock [Member] Borrowing and Loan Agreements Warrants [Member]	Feb. 27, 2012 Series F Preferred Stock [Member] Borrowing and Loan Agreements Warrants [Member] Minimum [Member]	Feb. 27, 2012 Series F Preferred Stock [Member] Borrowing and Loan Agreements Warrants [Member] Maximum [Member]
Stockholders Equity Note Disclosure [Line Items]
IPO price, per share	$ 13.00																														$ 19.50				$ 19.50
Conversion of Convertible Securities, shares							1,098,575																							15,353,221
Conversion of preferred stock warrants to purchase common stock	20,511																														6,153				14,358
Common Stock, shares authorized		490,000,000		490,000,000	490,000,000
Preferred stock, shares authorized		10,000,000
Warrant issued to purchase stock									769,229	229,257	539,972		1,025,640		133,333									66,666			66,666					18,461				43,076
Exercise price of warrants issued									19.50				19.50		30.00									30.00			14.30
Estimated fair value of warrants								$ 6,301,000				$ 10,633,000				$ 500	$ 1,000								$ 1,700	$ 2,400		$ 77,200	$ 49,700		$ 68,000				$ 158,000
Estimated fair value of warrants, risk free rate								0.40%				1.64%				0.56%	1.21%								0.96%	1.19%		2.63%	2.78%		1.35%				1.35%
Estimated fair value of warrants, volatility rate								89.00%				73.00%				63.50%	73.30%								64.30%	73.30%		85.10%	78.90%		81.00%				81.00%
Estimated fair value of warrants, expected term								3 years 6 months				8 years 3 months 18 days				3 years 5 months 19 days	3 years 8 months 19 days								3 years 8 months 27 days	3 years 11 months 27 days		12 years 9 months 22 days	13 years 22 days				7 years 11 months 16 days	8 years 4 days			7 years 11 months 16 days	8 years 4 days
Estimated fair value of warrants, dividend Yield rate								0.00%				0.00%				0.00%	0.00%								0.00%	0.00%		0.00%	0.00%		0.00%				0.00%
Warrant issued, number of shares vesting in equal installments														33,333	33,333
Class of warrant or right number of shares vesting in equal installments, date																		May 19, 2013	May 19, 2009	May 19, 2015	May 19, 2011	May 19, 2013	May 19, 2015
Warrant issued, earliest exercisable period														5 years	2 years
Change in value of warrants recognized as research and development expense		$ 4,414,000	$ 4,343,000	$ 16,401,000	$ 19,155,000	$ 19,014,000										$ 626,000	$ 625,000								$ 1,400	$ 2,000		$ 19,400	$ 10,900
Warrant issued, vested																99,999	99,999
Warrant issued, expiration date														May 18, 2017										Aug. 28, 2017			Sep. 24, 2026